SHARE-BASED COMPENSATION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Warrants issued for consulting and other services		$ 91,333	$ 249,835	$ 319,419
Common stock issued for accounts payable and accrued expenses		43,376	93,002	223,484
Warrants issued for accrual of share-based awards to officers and directors				271,097
Common stock issued for services	65,885	120,616
Common stock issued for advisory board fees	56,043		113,336
Common stock issued as compensation to employees	42,300		170,233
Stock options issued to officers and directors	5,324,754		2,660,159
Share-based compensation	$ 5,488,982	$ 255,325	$ 3,286,565	$ 814,000